Shareholders' Equity (Fair Value Assumptions) (Details)	0 Months Ended
	Apr. 30, 2014	Sep. 13, 2012
Restricted Share Units [Member] | April 30, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.06%
Termination rate	4.35%
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate		1.33%	[1]
Expected dividend yield		0.00%
Average expected volatility		64.71%	[2]
Termination rate		9.00%
Suboptimal rate		3.20%	[3]

[1]	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
[2]	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
[3]	Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.